Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	TIAA-CREF Lifecycle 2030 Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Lifecycle 2030 Fund seeks high total return over time through a combination of capital appreciation and income.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (deducted directly from gross amount of transaction)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-09-30
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended May 31, 2012 the Fund’s portfolio turnover rate was 5% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	5.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	"Acquired Fund Fees and Expenses" are the Fund's proportionate amount of the expenses of any investment companies or pools in which it invests. These expenses are not paid directly by Fund shareholders. Instead, Fund shareholders bear these expenses indirectly because they reduce Fund performance. Because "Acquired Fund Fees and Expenses" are included in the chart above, the Fund's operating expenses here will not correlate with the expenses included in the Financial Highlights in this Prospectus and the Fund's annual report.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before expense reimbursements, remain the same. The example assumes that the Fund’s fee waiver and/or expense reimbursement agreement will remain in place through September 30, 2013 but that there will be no waiver or expense reimbursement agreement in effect thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is a “fund of funds” that invests in Institutional Class shares of other funds of the Trust and potentially in other investment pools or investment products (collectively, the “Underlying Funds”). In general, the Fund is designed for investors who have an approximate target retirement year in mind, and the Fund’s investments are adjusted from more aggressive to more conservative over time as the target retirement year approaches and for approximately seven to ten years afterwards. The Fund invests in Underlying Funds according to an asset allocation strategy designed for investors retiring or planning to retire within a few years of 2030.

The Fund expects to allocate approximately 77.20% of its assets to equity Underlying Funds and 22.80% of its assets to fixed-income Underlying Funds. These allocations represent targets for equity and fixed-income asset classes. Target allocations will change over time and actual allocations may vary up to 10% from the targets. The target allocations along the investment glidepath, illustrated in the chart below, gradually become more conservative, moving to target allocations of approximately 50% equity/50% fixed-income in the Fund’s target retirement year of 2030 and reaching the Fund’s final target allocation of approximately 40% equity/60% fixed-income at some point from 2037 to 2040. Within the equity and fixed-income asset classes, the Fund allocates its investments to particular market sectors (U.S. equity, international equity, fixed-income, short-term fixed-income and inflation-protected assets) represented by various Underlying Funds. These market sector allocations may vary by up to 10% from the Fund’s target market sector allocations. The Fund’s current target market sector allocations for June 30, 2013, which will change over time, are approximately as follows: U.S. Equity: 57.90%; International Equity: 19.30%; Fixed-Income: 22.80%; Short-Term Fixed-Income: 0.00%; and Inflation-Protected Assets: 0.00%.

The Fund’s target market sector allocations to Underlying Funds may include the TIAA-CREF Growth & Income Fund, Large-Cap Growth Fund, Large-Cap Value Fund, Mid-Cap Growth Fund, Mid-Cap Value Fund, Small-Cap Equity Fund, Enhanced Large-Cap Growth Index Fund and Enhanced Large-Cap Value Index Fund (U.S. Equity); International Equity Fund, Enhanced International Equity Index Fund, Global Natural Resources Fund and Emerging Markets Equity Fund (International Equity); Bond Fund, Bond Plus Fund and High-Yield Fund (Fixed Income); Short-Term Bond Fund and Money Market Fund (Short-Term Fixed-Income); and Inflation-Linked Bond Fund (Inflation-Protected Assets).

Additional or replacement Underlying Funds for each market sector, as well as additional or replacement market sectors, may be included when making future allocations if Advisors believes that such Underlying Funds and/or market sectors are appropriate in light of the Fund’s desired levels of risk and potential return at the particular time. The Fund’s portfolio management team may also add a new market sector if it believes that will help to achieve the Fund’s investment objective. The relative allocations among Underlying Funds within a market sector may be changed at any time without notice to shareholders, and the portfolio management team may use tactical allocation to take advantage of short to intermediate term opportunities through a combination of positions in Underlying Funds. If 10% or more of a Fund’s assets are expected to be invested in any Underlying Fund or market sectors not listed above, shareholders will receive prior notice of such change.

The Fund’s asset class allocations, market sector allocations within each asset class, and Underlying Fund allocations within each market sector, as of June 30, 2012, are listed in the chart below. These allocations will change over time.

Asset Class	Allocation	Market Sector	Allocation	Underlying Funds	Allocation
EQUITY	79.34%	U.S. Equity	57.19%	• Large-Cap Growth Fund	10.63%
				• Enhanced Large-Cap Growth Index Fund	10.56%
				• Large-Cap Value Fund	10.53%
				• Enhanced Large-Cap Value Index Fund	10.52%
				• Growth & Income Fund	8.91%
				• Small-Cap Equity Fund	4.44%
				• Mid-Cap Value Fund	0.81%
				• Mid-Cap Growth Fund	0.79%
		International Equity	22.15%	• Enhanced International Equity Index Fund	7.46%
				• International Equity Fund	7.41%
				• Emerging Markets Equity Fund	5.26%
				• Global Natural Resources Fund	2.02%
FIXED-INCOME	20.66%	Fixed-Income	20.66%	• Bond Fund	10.90%
				• Bond Plus Fund	5.85%
				• High-Yield Fund	3.91%

Total	100.00%	100.00%	100.00%

The following chart shows how the investment glidepath for the Fund is expected to gradually move the Fund’s target allocations over time between the different target market sector allocations. The actual market sector allocations of the Fund may differ from this chart. The Fund seeks to achieve its final target market sector allocations approximately seven to ten years following the target date.

TIAA-CREF Active Lifecycle Funds
Years to Target Date	U.S. Equity	International Equity	Fixed-Income	Short-term Fixed-Income	Inflation-Protected Assets
45	67.50	22.50	10.00	-	-
40	67.50	22.50	10.00	-	-
35	67.50	22.50	10.00	-	-
30	67.50	22.50	10.00	-	-
25	67.50	22.50	10.00	-	-
20	61.50	20.50	18.00	-	-
15	55.50	18.50	26.00	-	-
10	49.50	16.50	30.00	2.00	2.00
5	43.50	14.50	34.00	4.00	4.00
0	37.50	12.50	38.00	6.00	6.00
-5	33.75	11.25	39.00	8.00	8.00
-10	30.00	10.00	40.00	10.00	10.00
-15	30.00	10.00	40.00	10.00	10.00
-20	30.00	10.00	40.00	10.00	10.00
-25	30.00	10.00	40.00	10.00	10.00
-30	30.00	10.00	40.00	10.00	10.00

The Fund is designed to accommodate investors who invest in a fund up to their target retirement date, and plan to make gradual systematic withdrawals in retirement. In addition, investors should note that the Fund will continue to have a significant level of equity exposure up to, through and after its target retirement date, and this exposure could cause significant fluctuations in the value of the Fund depending on the performance of the equity markets generally.

Approximately seven to ten years after the Fund enters its target retirement year, the Board of Trustees may authorize the merger of the Fund into the Lifecycle Retirement Income Fund or other similar fund. Fund shareholders will receive prior notice of any such merger. The Lifecycle Retirement Income Fund is designed to maintain a relatively stable allocation among the Underlying Funds reflecting the resting point on the glidepath described in the chart above. More detailed information about the Lifecycle Retirement Income Fund is contained in the prospectus for that fund.

Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money over short or long periods by investing in this Fund. Accordingly, an investment in the Fund or the Underlying Funds typically is subject to the following principal investment risks:

• Asset Allocation Risk—The risk that the Fund may not achieve its target allocations. In addition, there is the risk that the asset allocations may not achieve the desired risk-return characteristic or that the selection of Underlying Funds and the allocations among them will result in the Fund underperforming other similar funds or cause an investor to lose money.

• Underlying Funds Risk—The Fund is exposed to the risks of the Underlying Funds in which it invests in direct proportion to the amount of assets the Fund allocates to each Underlying Fund.

• Equity Underlying Funds Risks—The risks of investing in equity Underlying Funds include risks specific to their investment strategies, such as style risk, capitalization risk, and foreign investment risk, among others, as well as risks related to the equity markets in general.

• Fixed-Income Underlying Funds Risks—The risks of investing in fixed-income Underlying Funds include credit risk, interest rate risk, and market volatility, liquidity and valuation risk, among others.

• Active Management Risk—The risk that the strategy, investment selection or trading execution of Advisors could cause the Fund or an Underlying Fund to underperform its benchmark index or mutual funds with similar investment objectives.

• Fund of Funds Risk—The ability of the Fund to achieve its investment objective will depend in part upon the ability of the Underlying Funds to achieve their investment objectives. There can be no guarantee that any Underlying Fund will achieve its investment objective.

Risk Closing [Text Block]	rr_RiskClosingTextBlock

There can be no assurances that the Fund will achieve its investment objective. You should not consider the Fund to be a complete investment program. Please see the non-summary portion of the prospectus for more detailed information about the risks described above, including the risks of the Underlying Funds.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money over short or long periods by investing in this Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows the annual total returns of the Retirement Class of the Fund, before taxes, in each full calendar year since inception of the class. Because the expenses vary across share classes, the performance of the Retirement Class will vary from the other share classes. Below the bar chart are the best and worst returns for a calendar quarter since inception of the Retirement Class. The performance table following the bar chart shows the Fund’s average annual total returns for the Retirement, Institutional and Premier Classes over the one-year, five-year, ten-year and since-inception periods (where applicable) ended December 31, 2011, and how those returns compare to those of a broad-based securities market index and a composite index based on the Fund’s target allocations. After-tax performance is shown only for the Retirement Class shares, and after-tax returns for the other Classes of shares will vary from the after-tax returns presented for Retirement Class shares.

The returns shown below reflect previous agreements by Advisors to waive or reimburse the Fund and certain Underlying Funds for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The indices listed below are unmanaged, and you cannot invest directly in an index. The returns for the indices reflect no deduction for fees, expenses or taxes.

For current performance information of each share class, including performance to the most recent month-end, please visit www.tiaa-cref.org.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund's performance from year to year.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	As of the close of business on December 31, 2011, the Lifecycle 2030 Fund Composite Index consisted of: 59.7% Russell 3000 Index; 19.9% MSCI EAFE + Emerging Markets Index; and 20.4% Barclays U.S. Aggregate Bond Index. The Fund's composite benchmark, the components that make up a composite benchmark and the method of calculating a composite benchmark's performance may vary over time.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.tiaa-cref.org
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	ANNUAL TOTAL RETURNS FOR THE RETIREMENT CLASS SHARES (%)† Lifecycle 2030 Fund
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock	&dagger; The year-to-date return as of the most recent calendar quarter, which ended on June 30, 2012, was 7.36%.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: 16.62%, for the quarter ended June 30, 2009. Worst quarter: -19.05%, for the quarter ended December 31, 2008.
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return as of the most recent calendar quarter, which ended on June 30, 2012, was
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	7.36%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.62%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.05%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax performance is shown only for the Retirement Class shares, and after-tax returns for the other Classes of shares will vary from the after-tax returns presented for Retirement Class shares.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

Current performance of the Fund’s shares may be higher or lower than that shown above.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs). After-tax returns are shown for only one class, and after-tax returns for other classes will vary.

Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURNS For the Periods Ended December 31, 2011
Russell 3000® Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	1.03%
Five Years	rr_AverageAnnualReturnYear05	(0.01%)
Since Inception	rr_AverageAnnualReturnSinceInception	4.34%	[1]
Lifecycle 2030 Fund Composite Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(0.28%)	[2]
Five Years	rr_AverageAnnualReturnYear05	none	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	3.70%	[1],[2]
Retirement Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or Exchange Fee	rr_RedemptionFeeOverRedemption	none
Maximum Account Fee	rr_MaximumAccountFeeOverAssets	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.05%	[3]
Other Expenses	rr_OtherExpensesOverAssets	0.28%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.47%	[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.90%
Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.18%)	[5],[6]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.72%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	74
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	269
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	481
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,091
Annual Return 2005	rr_AnnualReturn2005	4.90%
Annual Return 2006	rr_AnnualReturn2006	11.72%
Annual Return 2007	rr_AnnualReturn2007	9.39%
Annual Return 2008	rr_AnnualReturn2008	(36.54%)
Annual Return 2009	rr_AnnualReturn2009	26.70%
Annual Return 2010	rr_AnnualReturn2010	14.39%
Annual Return 2011	rr_AnnualReturn2011	(2.61%)
One Year	rr_AverageAnnualReturnYear01	(2.61%)
Five Years	rr_AverageAnnualReturnYear05	(0.40%)
Since Inception	rr_AverageAnnualReturnSinceInception	3.17%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 15, 2004
Retirement Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(3.27%)
Five Years	rr_AverageAnnualReturnYear05	(0.96%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.44%
Retirement Class | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(1.29%)
Five Years	rr_AverageAnnualReturnYear05	(0.55%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.41%
Premier Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or Exchange Fee	rr_RedemptionFeeOverRedemption	none
Maximum Account Fee	rr_MaximumAccountFeeOverAssets	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.15%	[3]
Other Expenses	rr_OtherExpensesOverAssets	0.03%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.47%	[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.75%
Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.13%)	[5],[6]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.62%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	63
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	227
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	404
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	918
One Year	rr_AverageAnnualReturnYear01	(2.43%)
Five Years	rr_AverageAnnualReturnYear05	(0.36%)	[7]
Since Inception	rr_AverageAnnualReturnSinceInception	3.21%	[7]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2009
Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge Imposed on Reinvested Dividends and Other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or Exchange Fee	rr_RedemptionFeeOverRedemption	none
Maximum Account Fee	rr_MaximumAccountFeeOverAssets	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets		[3]
Other Expenses	rr_OtherExpensesOverAssets	0.03%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.47%	[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.60%
Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.13%)	[5],[6]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.47%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	48
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	179
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	322
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	738
One Year	rr_AverageAnnualReturnYear01	(2.32%)
Five Years	rr_AverageAnnualReturnYear05	(0.14%)	[7]
Since Inception	rr_AverageAnnualReturnSinceInception	3.36%	[7]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 17, 2007

[1]	Performance is calculated from the inception date of the Retirement Class.
[2]	As of the close of business on December 31, 2011, the Lifecycle 2030 Fund Composite Index consisted of: 59.7% Russell 3000 Index; 19.9% MSCI EAFE + Emerging Markets Index; and 20.4% Barclays U.S. Aggregate Bond Index. The Fund's composite benchmark, the components that make up a composite benchmark and the method of calculating a composite benchmark's performance may vary over time.
[3]	The Retirement Class of the Fund has adopted a Distribution (12b-1) Plan that compensates the Fund's distributor, Teachers Personal Investors Services, Inc. ("TPIS"), for its expenses in providing distribution, promotional and/or shareholder services to Retirement Class shares at the annual rate of 0.05% of average daily net assets attributable to Retirement Class shares. In addition, TPIS has contractually agreed not to seek payment of this fee under the Plan for Retirement Class shares through September 30, 2013, unless changed with approval of the Board of Trustees.
[4]	"Acquired Fund Fees and Expenses" are the Fund's proportionate amount of the expenses of any investment companies or pools in which it invests. These expenses are not paid directly by Fund shareholders. Instead, Fund shareholders bear these expenses indirectly because they reduce Fund performance. Because "Acquired Fund Fees and Expenses" are included in the chart above, the Fund's operating expenses here will not correlate with the expenses included in the Financial Highlights in this Prospectus and the Fund's annual report.
[5]	Under the Fund's expense reimbursement arrangements, the Fund's investment adviser, Teachers Advisors, Inc. ("Advisors"), has contractually agreed to reimburse the Fund for any Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired Fund Fees and Expenses and extraordinary expenses) that exceed: (i) 0.25% of average daily net assets for Retirement Class shares; (ii) 0.15% of average daily net assets for Premier Class shares; and (iii) 0.00% of average daily net assets for Institutional Class shares of the Fund. These expense reimbursement arrangements will continue through at least September 30, 2013, unless changed with approval of the Board of Trustees.
[6]	Advisors has contractually agreed to waive the Fund's Management Fees equal to, on an annual basis, 0.10%. This waiver will remain in effect through September 30, 2013, unless changed with approval of the Board of Trustees.
[7]	The performance shown for the Institutional Class and Premier Class that is prior to their inception dates is based on performance of the Fund's Retirement Class. The performance for these periods has not been restated to reflect the lower expenses of the Institutional Class and Premier Class.